Employee Future Benefits - Schedule of Allocation of Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
2019 Target Allocation	100.00%
Actual Plan Asset Allocations (percent)	100.00%	100.00%
Fair value of plan assets	$ 3,551	$ 3,123
Equities
Defined Benefit Plan Disclosure [Line Items]
2019 Target Allocation	46.00%
Actual Plan Asset Allocations (percent)	47.00%	45.00%
Fair value of plan assets	$ 1,672	$ 1,393
Fixed income
Defined Benefit Plan Disclosure [Line Items]
2019 Target Allocation	47.00%
Actual Plan Asset Allocations (percent)	46.00%	47.00%
Fair value of plan assets	$ 1,616	$ 1,482
Real estate
Defined Benefit Plan Disclosure [Line Items]
2019 Target Allocation	6.00%
Actual Plan Asset Allocations (percent)	6.00%	7.00%
Fair value of plan assets	$ 223	$ 204
Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 22	$ 25
Cash and other
Defined Benefit Plan Disclosure [Line Items]
2019 Target Allocation	1.00%
Actual Plan Asset Allocations (percent)	1.00%	1.00%
Fair value of plan assets	$ 18	$ 19
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	801	660
Level 1 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	622	508
Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	171	144
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	8
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,521	2,248
Level 2 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,050	885
Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,445	1,338
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	14
Level 2 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	11
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	229	215	$ 190
Level 3 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	207	190
Level 3 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22	25
Level 3 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0